Document and Entity Information	Jan. 29, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jan. 29, 2026
Entity Central Index Key	0000225323
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Investment Company Type	N-1A